Domicile and activities	12 Months Ended
Dec. 31, 2025
Domicile And Activities [Abstract]
Domicile and activities	Domicile and activities
Grab Holdings Limited (the “Company” or “GHL”), is domiciled in the Cayman Islands. The Company’s registered office is at Harbour Place, 2nd Floor, 103 South Church Street, P.O. Box 472, George Town, KYI-1106, Cayman Islands. The principal executive office of the Company is 3 Media Close, #01-03/06, Singapore 138498.
These consolidated financial statements comprise the Company and its subsidiaries (together referred to as the “GHL Group” or the “Group” and individually as “Group entities”) and the Group’s interest in equity-accounted investees.
The GHL Group enables access to deliveries, mobility, financial services and other offerings primarily in Southeast Asia through its mobile applications (the “Grab Platform”).